GOODWILL (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Beginning balance		$ 826	$ 826
Impairment	$ (129)	(129)	0	$ 0
Ending balance	697	697	826	826
Operating Segments
Goodwill [Roll Forward]
Beginning balance		114
Ending balance			114
Retail Life and Annuity | Operating Segments
Goodwill [Roll Forward]
Beginning balance		559	559
Impairment		(129)
Ending balance	430	430	559	559
Acquisitions | Operating Segments
Goodwill [Roll Forward]
Beginning balance		24	24
Impairment		0
Ending balance	24	24	24	24
Stable Value Products | Operating Segments
Goodwill [Roll Forward]
Beginning balance		114	114
Impairment		0
Ending balance	114	114	114	114
Asset Protection | Operating Segments
Goodwill [Roll Forward]
Beginning balance		129	129
Impairment		0
Ending balance	$ 129	$ 129	$ 129	$ 129